Offerings - Offering: 1	Oct. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Amount Registered | shares	13,351,964
Proposed Maximum Offering Price per Unit	46.60
Maximum Aggregate Offering Price	$ 622,201,522.40
Fee Rate	0.0087%
Amount of Registration Fee	$ 54,131.53
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Class A Common Stock on the Nasdaq Global Select Market on October 8, 2026, in accordance with Rule 457(c) of the Securities Act of 1933, as amended.